   As filed with the Securities and Exchange Commission on July 26, 2001

                                       Securities Act Registration No. 333-58228
                                   Investment Company Registration No. 811-10331

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                                                                        [X]
                       Pre-Effective Amendment No. 4

                         Post-Effective Amendment No.                   [_]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940               [X]

                                                                        [X]
                              AMENDMENT NO. 4


                                ----------------

                  BlackRock California Municipal Income Trust
        (Exact Name of Registrant as Specified In Declaration of Trust)

                              100 Bellevue Parkway
                           Wilmington, Delaware 19809
                    (Address of Principal Executive Offices)

                                 (888) 825-2257
              (Registrant's Telephone Number, including Area Code)

Ralph L. Schlosstein, President BlackRock California Municipal Income Trust 345
                      Park Avenue New York, New York 10154
                    (Name and Address of Agent for Service)


                                ----------------

                                   Copies to:

        Michael K. Hoffman, Esq.                Cynthia G. Cobden, Esq.
  Skadden, Arps, Slate, Meagher & Flom         Simpson Thacher & Bartlett
                  LLP                             425 Lexington Avenue
           Four Times Square                    New York, New York 10017
        New York, New York 10036

                                ----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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
                                                            Proposed         Proposed
                                        Amount Being    Maximum Offering Maximum Aggregate    Amount of
Title of Securities Being Registered     Registered      Price per Unit   Offering Price   Registration Fee
-----------------------------------------------------------------------------------------------------------
Common Shares, $.001 par
 value..................              16,666,666 shares      $15.00        $250,000,000     $62,500 (/1/)

(/1/)$54,250 previously paid.



   The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
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


           INCORPORATION BY REFERENCE OF REGISTRATION STATEMENT


               ON FORM N-2 FILE NOS. 333-5228 AND 811-10331


   The Trust hereby incorporates by reference into this Registration Statement on Form N-2 in the entirety Part A "The Prospectus" and Part B "The Statement of Additional Information" of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File Nos. 333-58228 and 811-10331) as filed with the Securities and Exchange Commission (the "Commission") on July 25, 2001.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1) Financial Statements

   Part A--None.

   Part B--The Report of Independent Accountants is hereby incorporated by reference to pre-effective amendment No. 3 to the Registration Statement on July 25, 2001.


      The Statement of Assets and Liabilities is hereby incorporated by reference to pre-effective amendment No. 3 to the Registration Statement on July 25, 2001.


(2) Exhibits


   (a)    Amended and Restated Agreement and Declaration of Trust.(/3/)
   (b)    By-Laws.(/1/)
   (c)    Inapplicable.
   (d)    Form of Specimen Certificate.(/2/)
   (e)    Form of Dividend Reinvestment Plan.(/1/)
   (f)    Inapplicable.
   (g)(1) Form of Investment Management Agreement.(/1/)
   (g)(2) Form of Waiver Reliance Letter.(/1/)
   (g)(3) Form of Sub-Investment Advisory Agreement.(/2/)
   (h)    Form of Underwriting Agreement.(/2/)
   (i)    Form of Deferred Compensation Plan for Independent Trustees.(/2/)
   (j)    Form of Custodian Agreement.(/1/)
   (k)    Form of Transfer Agency Agreement.(/2/)
   (l)    Opinion and Consent of Counsel to the Trust.(/4/)
   (m)    Inapplicable.
   (n)    Consent of Independent Public Accountants.(/4/)
   (o)    Inapplicable.
   (p)    Form of Initial Subscription Agreement.(/1/)
   (q)    Inapplicable.
   (r)(1) Code of Ethics of Trust.(/1/)
   (r)(2) Code of Ethics of Advisor and Sub-Advisor.(/1/)
   (s)    Powers of Attorney(/2/)

--------
(/1/Previously)filed with the Registration Statement on April 3, 2001. (/2/Previously)filed with Pre-Effective Amendment No. 1 to the Registration
    Statement on June 4, 2001.

(/3/Previously)filed with Pre-Effective Amendment No. 3 to the Registration
    Statement on July 25, 2001.


(/4/Filed)herewith.

Item 25. Marketing Arrangements

   Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest filed previously.

Item 26. Other Expenses of Issuance and Distribution

   The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

     Registration fees.................................................. $ 28,750
     New York Stock Exchange listing fee................................  100,000
     Printing (other than certificates).................................  140,458
     Engraving and printing certificates................................   21,126
     Accounting fees and expenses.......................................    5,000
     Legal fees and expenses............................................   79,008
     NASD fee...........................................................   12,000
     Miscellaneous......................................................  102,748
       Total............................................................ $589,090

Item 27. Persons Controlled by or under Common Control with the Registrant

   None.

Item 28. Number of Holders of Shares

                                                                    Number of
     Title of Class                                               Record Holders
     --------------                                               --------------
     Shares of Beneficial Interest...............................        1

Item 29. Indemnification

   Article V of the Registrant's Agreement and Declaration of Trust, as amended and restated, provides as follows:

   5.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

   5.2. Mandatory Indemnification.

   (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

   (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

   (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
(iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

   (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

   (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

   5.3. No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

   5.4. No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

   5.5. Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

   Insofar as indemnification for liabilities arising under the Act, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article 8 of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

Item 30. Business and Other Connections of Investment Advisor

   Not Applicable

Item 31. Location of Accounts and Records

   The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, and EquiServe Trust Company, N.A., the Registrant's Transfer Agent and Dividend Disbursing Agent.

Item 32. Management Services

   Not Applicable

Item 33. Undertakings

   (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or
(b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

   (2) Not applicable

   (3) Not applicable

   (4) Not applicable

   (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted form the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

     (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered there in, and the offering of the securities at that time shall be deemed to be the initial bonafide offering thereof.

   (6) The Registrant under takes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed o n its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of July, 2001.


                                                /s/ Ralph L. Schlosstein
                                          -------------------------------------
                                                  Ralph L. Schlosstein
                                           President, Chief Executive Officer
                                               and Chief Financial Officer

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 26th day of July, 2001.


                      Name                                      Title
                      ----                                      -----
                        *                      Trustee and President, Chief
   ___________________________________________  Executive Officer and Chief Financial
              Ralph L. Schlosstein              Officer

                        *                      Treasurer
   ___________________________________________
                  Henry Gabbay

                        *                      Trustee
   ___________________________________________
                Andrew F. Brimmer

                        *                      Trustee
   ___________________________________________
               Richard E. Cavanagh

                        *                      Trustee
   ___________________________________________
                   Kent Dixon

                        *                      Trustee
   ___________________________________________
                Frank J. Fabozzi

                        *                      Trustee
   ___________________________________________
                Laurence D. Fink

                        *                      Trustee
   ___________________________________________
          James Clayburn La Force, Jr.

                        *                      Trustee
   ___________________________________________
               Walter F . Mondale

          /s/ Ralph L. Schlosstein
   *By: ______________________________________
              Ralph L. Schlosstein
                Attorney-in-fact

                               INDEX TO EXHIBITS



(l) Opinion and Consent of Counsel to the Trust.


(n) Consent of Independent Public Accountants.